SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Marketable securities:
Other-than-temporary impairments recorded	$ 0	$ 0
Goodwill [Line Items]
Goodwill	8,298	$ 3,479
Impairment loss	6,288
Severance pay:
Severance expense	$ 88	$ 106
Severance pay monthly deposits as a percentage of employees' monthly salary	8.33%
Revenue recognition
Number of major sources for revenues | item	3
Capitalized development costs
Total capitalized development costs	$ 411
Basic and diluted net earnings per share:
Options included in calculation of diluted net earnings per Ordinary Share | shares	0
Derivatives instruments:
Call and put option contracts	$ 4,200	3,350	$ 2,400
Income (expense) on derivatives	(7)	$ (79)	$ 65
Value of call and put option contracts	1,700
Video Advertising business [Member]
Goodwill [Line Items]
Fair value of goodwill	4,819
Goodwill	11,107
Impairment loss	$ 6,288